Note 24 - Goodwill and Deferred Tax Liability	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of goodwill [text block]
24.	GOODWILL AND DEFERRED TAX LIABILITY

On
May 11
and
June 22, 2016
the Company acquired DenseLight and BB photonics for
$10,500,000
and
$1,550,000
respectively. The all stock purchases were accomplished with the issuance of
13,611,150
common shares and
1,996,090
common shares of the Company at a price of
$0.7714
and
$0.777
per share, respectively. The purchase price in both acquisitions exceeded the net assets acquired which resulted in the difference being accounted for as goodwill on the consolidated statements of financial position.

The continuity of goodwill is as follows:

	DenseLight	BB Photonics	Total
Balance, December 31, 2017 and 2018	$6,630,544	$1,050,459	$7,681,003
Impairment	-	(1,050,459)	(1,050,459)
Disposed on the sale of DenseLight	(6,630,544)	-	(6,630,544)
Balance, December 31, 2019	$-	$-	$-

Deferred tax liability was created on the date of purchase for both DenseLight and BB Photonics. The following is a continuity of deferred tax liability.

	DenseLight	BB Photonics	Total
Balance, January 1, 2017	$1,303,567	$292,740	$1,596,307
Tax effect of amortization	(297,940)	-	(297,940)
Balance, December 31, 2017	1,005,627	292,740	1,298,367
Tax effect of amortization	(297,940)	-	(297,940)
Balance, December 31, 2018	707,687	292,740	1,000,427
Tax effect of Impairment	-	(292,740)	(292,740)
Disposed on the sale of DenseLight	(707,687)	-	(707,687)
Balance, December 31, 2019	$-	$-	$-

Included in the sale of DenseLight on
November 8, 2019
was
$6,630,544
of goodwill and
$707,687
of deferred liability.